Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of net operating loss
	December 31,
	2017	2016
Net operating loss	$(9,232,187)	$(2,862,249)

Schedule of deferred tax assets and liabilities

	December 31,
	2017	2016
Deferred tax asset
Accrued expenses and other	$21,898	$-
Depreciation	1,323,599	-
Stock based compensation	22,320	-
Loss carryforwards	2,675,488	79,953
Total deferred tax assets	4,043,305	79,953
Valuation allowance	(2,817,186)	-
Net deferred tax asset	$1,226,119	$79,953

Deferred tax liability
Debt discount	$(1,226,119)	$-
Depreciation	$-	$(151,247)
Total deferred tax liability	$-	$(71,294)

Schedule of reflected in consolidated statements of operations

	For the Years Ended
	December 31,
	2017	2016
Current
Federal	$-	$-
State and local	-	-
	-	-
Deferred
Federal	(2,449,137)	59,852
State and local	(439,343)	11,442
Valuation allowance	2,817,186	-
	(71,294)	71,294
Total income tax provision	$(71,294)	$71,294

Schedule of reconciliation of statutory federal income tax rate

	For the Years Ended
	December 31,
	2017	2016
Income tax benefit at the statutory rate	(3,138,943)	$(974,581)
Change resulting from
State and local income taxes, net of federal income tax	(333,592)	(186,317)
Deferred tax liabilities	-	193,375
Pre-acquisition loss	-	1,025,765
Change in tax rate	576,444	-
Change in valuation	2,817,186	-
Non-deductible and other	7,611	13,052
	$(71,294)	$71,294